Stock-based Payments - Summary of Fair Value of Options (Detail)	12 Months Ended
	Dec. 31, 2017 CAD ($) yr	Dec. 31, 2016 CAD ($) yr
Disclosure of assumptions used to estimate fair value of stock options [line items]
Share price at grant date	$ 3.66	$ 0.52
Exercise price		$ 0.280
Risk free interest rate		0.54%
Expected life of options (years) | yr	5.00
Expected annualized volatility	55.00%
Expected dividend yield	0.00%	0.00%
Weighted average Black Scholes value at grant date	$ 1.39	$ 0.43
Bottom of range [member]
Disclosure of assumptions used to estimate fair value of stock options [line items]
Share price at grant date	2.42	0.19
Exercise price	$ 2.420	$ 0.285
Risk free interest rate	0.96%	0.54%
Expected life of options (years) | yr		0.25
Expected annualized volatility		55.00%
Top of range [member]
Disclosure of assumptions used to estimate fair value of stock options [line items]
Share price at grant date	$ 3.27	$ 1.77
Exercise price	$ 3.320	$ 1.840
Risk free interest rate	1.59%	0.67%
Expected life of options (years) | yr		5.00
Expected annualized volatility		150.00%